Share-based Compensation - Summary of share option activity (Detail)	12 Months Ended
	Dec. 31, 2022 CNY (¥) ¥ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Share-based compensation
Number of options, Exercised	(1,113,837)	(1,113,837)
Aggregate Intrinsic Value, Exercised	¥ 2,023,265	$ 293,346	¥ 13,862,597	¥ 10,723,410
2016 Plan
Share-based compensation
Number of options, Beginning balance	9,891,886	9,891,886	11,070,011	12,055,912
Number of options, Granted				878,125
Number of options, Exercised	(357,600)	(357,600)	(1,019,625)	(797,463)
Number of options, Forfeited	(72,500)	(72,500)	(158,500)	(1,066,563)
Number of options, Ending balance	9,461,786	9,461,786	9,891,886	11,070,011	12,055,912
Number of options, Vested and expected to vest	9,287,789
Number of options, Exercisable	8,499,473
Weighted average grant date fair value, Beginning balance | ¥ / shares	¥ 16.92		¥ 16.79	¥ 19.87
Weighted average grant date fair value, Granted | ¥ / shares				14.51
Weighted average grant date fair value, Exercised | ¥ / shares	5.66		13.60	13.45
Weighted average grant date fair value, Forfeited | ¥ / shares	28.76		28.96	52.22
Weighted average grant date fair value, Ending balance | ¥ / shares	17.26		¥ 16.92	¥ 16.79	¥ 19.87
Weighted average grant date fair value, Vested and expected to vest | ¥ / shares	33.26
Weighted average grant date fair value, Exercisable | ¥ / shares	¥ 33.19
Weighted average remaining contractual term, Outstanding	5 years 3 months 21 days	5 years 3 months 21 days	6 years 3 months 18 days	7 years 3 months 21 days	8 years 2 months 4 days
Weighted average remaining contractual term, Vested and expected to vest	5 years 3 months 21 days	5 years 3 months 21 days
Weighted average remaining contractual term, Exercisable	5 years 1 month 17 days	5 years 1 month 17 days
Aggregate Intrinsic Value, Outstanding | ¥	¥ 61,990,313		¥ 61,139,618	¥ 99,672,691	¥ 578,275,151
Aggregate Intrinsic Value, Exercised | ¥	2,037,155		¥ 13,879,913	¥ 10,316,855
Aggregate Intrinsic Value, Vested and expected to vest | ¥	60,850,345
Aggregate Intrinsic Value, Exercisable | ¥	¥ 55,685,575